Accrued Expenses And Other Liabilities - (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018
Accrued expenses and other [Abstract]
The Components of Accrued Expenses and Other Liabilities
The components of the Company’s accrued expenses and other liabilities were as follows ($ in millions):

	September 27, 2019		December 31, 2018
	Current	Noncurrent	Current	Noncurrent
Contract liabilities	$48.1	$4.1	$58.4	$4.0
Lease liabilities	27.1	186.7	—	—
Loss contingencies	50.0	31.3	51.2	32.1
Bank overdrafts	144.5	—	—	—
Other	302.1	317.1	314.0	338.1
Total	$571.8	$539.2	$423.6	$374.2

Accrued expenses and other liabilities as of December 31 were as follows ($ in millions):

	2018		2017
	Current	Noncurrent	Current	Noncurrent
Compensation and benefits	$122.7	$31.9	$126.6	$25.8
Pension benefits	6.5	43.3	6.6	52.5
Taxes, income and other	6.3	247.5	22.8	242.6
Contract liabilities	58.4	4.0	52.1	4.1
Sales and product allowances	56.4	—	49.7	—
Loss contingencies	51.2	32.1	11.0	32.4
Other	122.1	15.4	137.0	12.6
Total	$423.6	$374.2	$405.8	$370.0